Organization (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE

As of December 31, 2017, the Company’s subsidiaries and VIEs are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technology Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Qudian Inc. Equity Incentive Trust (“Share Based Payment Trust”)	December 30, 2016	HK	Nil	Employee benefits
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Financial Lease Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease

VIEs
Beijing Happy Time Technology Development Co., Ltd. (“Beijing Happy Time”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. (“Ganzhou Qudian”)	November 25, 2016	PRC	Nil	Technology development and service, sale of products
Hunan Qudian Technology Development Co., Ltd.(“Hunan Qudian”)	November 2, 2016	PRC	Nil	Technology development and service, sale of products
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	Nil	Technology development and service, sale of products

Schedule of Financial Statements Information of VIEs

. The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables	4,826,790,951	8,758,544,694	1,346,163,672
Other current assets	2,096,813,435	5,801,157,313	891,621,552

Total current assets	6,923,604,386	14,559,702,007	2,237,785,224

Total non-current assets	188,655,748	165,191,933	25,389,535

Total assets	7,112,260,134	14,724,893,940	2,263,174,759

Total current liabilities	4,470,189,070	9,403,402,527	1,445,276,505
Total non-current liabilities	76,052,124	510,023,905	78,389,239

Total liabilities	4,546,241,194	9,913,426,432	1,523,665,744

The following table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive (loss)/ income:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues	235,007,431	1,442,846,339	4,749,249,922	729,946,348
Net (loss)/ income	(233,163,744)	650,872,408	2,222,086,399	341,528,426

The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash (used in)/ provided by operating activities	(102,319,756)	793,604,997	3,060,570,502	470,401,073
Net cash used in investing activities	(1,864,954,612)	(3,598,136,678)	(578,926,690)	(88,979,403)
Net cash provided by/ (used in) financing activities	2,175,459,545	3,380,179,509	(996,112,745)	(153,099,726)